Intangible Assets - Detail Of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 505,507	$ 513,803
Ending balance	488,925	505,507
Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	677,246	640,467
Additions	43,764	36,850
Disposals	(10,171)	(21)
Sale of subsidiaries		(50)
Ending balance	710,839	677,246
Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	171,739	126,664
Amortization for the year	50,175	45,120
Sale of subsidiaries		(45)
Ending balance	221,914	171,739
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	308,033
Ending balance	308,033	308,033
Goodwill [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	311,180	311,180
Ending balance	311,180	311,180
Goodwill [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,147	3,147
Ending balance	3,147	3,147
Routes [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	31,911	34,299
Ending balance	29,707	31,911
Routes [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	52,481	52,481
Ending balance	52,481	52,481
Routes [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,570	18,182
Amortization for the year	2,204	2,388
Ending balance	22,774	20,570
Trademarks 1 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,938	3,959
Ending balance	3,938	3,938
Trademarks 1 [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,938	3,959
Disposals		(21)
Ending balance	3,938	3,938
Software & Webpages [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	158,690	84,470
Ending balance	147,247	158,690
Software & Webpages [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	282,126	171,400
Additions	43,764	34,751
Transfers		76,025
Disposals	(10,171)
Sale of subsidiaries		(50)
Ending balance	315,719	282,126
Software & Webpages [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	123,436	86,930
Amortization for the year	45,036	36,551
Sale of subsidiaries		(45)
Ending balance	168,472	123,436
Other Intangible Assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,935	83,042
Ending balance		2,935
Other Intangible Assets [member] | Gross Carrying Amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	27,521	101,447
Additions		2,099
Transfers		(76,025)
Ending balance	27,521	27,521
Other Intangible Assets [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	24,586	18,405
Amortization for the year	2,935	6,181
Ending balance	$ 27,521	$ 24,586